EQUITY (Details 3) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Stock Option One [Member]	Dec. 31, 2013 Stock Option Two [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share)			$ 1.45	$ 2.30
Outstanding options, Number (in shares)	348,000	450,000	348,000	94,000
Outstanding options, Average remaining contractual life			3 years	4 years 9 months 18 days
Exercisable options, Average Exercise price (in dollars per share)			$ 1.45	$ 2.30
Exercisable options, Number (in shares)			135,000	0
Exercisable options, Average remaining contractual life			3 years	0 years